Label	Element	Value
AlphaDroid Defensive Sector Rotation ETF | State Street Technology Select Sector SPDR ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	25.00%
AlphaDroid Defensive Sector Rotation ETF | Vanguard Industrials ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	13.60%
AlphaDroid Defensive Sector Rotation ETF | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	12.80%
AlphaDroid Defensive Sector Rotation ETF | iShares U.S. Technology ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	12.60%
AlphaDroid Defensive Sector Rotation ETF | State Street SPDR S&P Telecom ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	12.30%
AlphaDroid Defensive Sector Rotation ETF | Themes Generative Artificial Intelligence ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	11.50%
AlphaDroid Defensive Sector Rotation ETF | iShares Global Clean Energy ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	11.50%